Notes to the Consolidated Statements of Financial Position - Summary Of Deferred Tax Assets And Liabilities (Details) - EUR (€) € in Millions	Sep. 30, 2022	Sep. 30, 2021
Statement of financial position [abstract]
Deferred taxes, assets	€ 95.4	€ 32.2
Netting, assets	(95.4)	(32.2)
Total, assets	0.0	0.0
Deferred taxes, liabilities	136.3	72.3
Netting, liabilities	(95.4)	(32.2)
Deferred tax liabilities	€ 40.9	€ 40.1